Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 101	$ 111
Intangible assets, net	7	13
Right of use assets carrying amount	484	944
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	101	111
Intangible assets, net	7	13
Right of use assets carrying amount	466	869
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Right of use assets carrying amount	$ 18	$ 75